1. ORGANIZATION AND BUSINESS	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
1. ORGANIZATION AND BUSINESS

1.      ORGANIZATION AND BUSINESS

ADMA Biologics, Inc. (“ADMA” or the “Company”) is a specialty immune globulin company that develops, manufactures and intends to market plasma-based biologics for the treatment and prevention of certain infectious diseases.  ADMA focuses on developing and commercializing plasma-derived human immune globulins through its wholly-owned subsidiary, ADMA Plasma Biologics, Inc. founded in 2004.  ADMA is based in Hackensack, New Jersey.  In addition, ADMA operates ADMA Bio Centers of Georgia. This wholly-owned subsidiary is a Delaware corporation that was formed on April 3, 2008.  ADMA Bio Centers of Georgia is an FDA-licensed source plasma collection facility located in Norcross, Georgia.

The Company has experienced net losses and negative cash flows from operations since inception and expects these conditions to continue for the foreseeable future.  The Company has needed to raise capital from the sales of its securities to sustain operations.  In February 2012, the Company completed a private placement to raise gross proceeds of $17.3 million (see Note 7).

Based upon the Company’s projected revenue and expenditures for 2013, management currently believes the Company’s existing cash along with the option to borrow an additional $2 million in two equal tranches of $1 million each upon the satisfaction of  (i) enrolling at least 1 patient in a pivotal clinical study, Phase III of our lead product candidate RI-002 and (ii) the closing of an equity financing or subordinated unsecured convertible debt financing, both or individually on or before June 30, 2013, from its existing Loan and Security Agreement with Hercules Technology Growth Capital, Inc., or Hercules, in addition to a backstop financing agreement with the lead investors from the February 2012 private placement will be sufficient to enable it to fund its operating expenses, research and development expenses and capital expenditures into the second quarter of 2014.  Because the Company does not anticipate receiving FDA approval for RI-002 until, at the earliest, the second half of 2015, if at all, and would therefore not be able to generate revenues from the commercialization of RI-002 until after that date, it will have to raise additional capital prior to the second quarter of 2014 to continue product development and operations.  The Company is unable to predict with reasonable certainty when, if ever, it will generate revenues from the commercialization of RI-002 and, therefore, how much additional capital it will need to raise prior to the second quarter of 2014.  Furthermore, if the Company’s assumptions underlying its estimated revenues and expenses prove to be wrong, it may have to raise additional capital sooner than anticipated.  There can be no assurance that such funds, if available at all, can be obtained on terms acceptable to the Company.  Because of numerous risks and uncertainties associated with the research, development and future commercialization of the Company’s product candidate, it is unable to estimate with certainty the amounts of increased capital outlays and operating expenditures associated with its anticipated clinical trials and development activities.  Its current estimates may be subject to change as circumstances regarding requirements further develop.

There can be no assurance that the Company’s research and development will be successfully completed or that any product will be approved or commercially viable.  The Company is subject to risks common to companies in the biotechnology industry including, but not limited to, dependence on collaborative arrangements, development by the Company or its competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, and compliance with FDA and other governmental regulations and approval requirements.

Prior to the last quarter of 2011, ADMA was a development stage company.  ADMA’s primary focus since 2004 has been conducting research and development of human plasma-derived products for the treatment of specific disease states.  The plasma collection center in Georgia was established in 2008 as a complementary business operation.  The Georgia facility received its Food and Drug Administration or FDA license in August 2011.  Under FDA license, ADMA BioCenters can collect normal source plasma and high-titer RSV plasma.  The Company sells a portion of the collected normal source plasma to buyers in the open “spot” market.  The Company also plans to use the high-titer Respiratory Syncytial Virus or RSV plasma collected by ADMA BioCenters in the manufacturing of RI-002.  ADMA transitioned to an operating company from the development stage during the fourth quarter of 2011 when it began to generate revenues from this business segment.